UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-00043

Deutsche DWS Investment Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2024

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

March 31, 2024
Semiannual Report
to Shareholders
DWS Small Cap Core Fund

Contents

3	Performance Summary
6	Portfolio Management Team
7	Portfolio Summary
9	Investment Portfolio
17	Statement of Assets and Liabilities
19	Statement of Operations
20	Statements of Changes in Net Assets
21	Financial Highlights
26	Notes to Financial Statements
37	Other Information
38	Information About Your Fund’s Expenses
40	Liquidity Risk Management
41	Advisory Agreement Board Considerations and Fee Evaluation
45	Account Management Resources
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Stocks may decline in value. Small company stocks tend to be more volatile than medium-sized or large company stocks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Small Cap Core Fund

Performance SummaryMarch 31, 2024 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/24
Unadjusted for Sales Charge	13.55%	15.37%	11.56%	8.95%
Adjusted for the Maximum Sales Charge (max 5.75% load)	7.02%	8.73%	10.25%	8.31%
Russell 2000® Index†	19.94%	19.71%	8.10%	7.58%
S&P SmallCap 600® Index††	17.95%	15.93%	9.15%	8.80%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/24
Unadjusted for Sales Charge	13.12%	14.47%	10.70%	8.13%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	12.12%	14.47%	10.70%	8.13%
Russell 2000® Index†	19.94%	19.71%	8.10%	7.58%
S&P SmallCap 600® Index††	17.95%	15.93%	9.15%	8.80%

Class R6	6-Month‡	1-Year	5-Year	Life of Class*
Average Annual Total Returns as of 3/31/24
No Sales Charges	13.77%	15.80%	11.93%	11.03%
Russell 2000® Index†	19.94%	19.71%	8.10%	9.58%
S&P SmallCap 600® Index††	17.95%	15.93%	9.15%	10.25%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/24
No Sales Charges	13.68%	15.65%	11.82%	9.21%
Russell 2000® Index†	19.94%	19.71%	8.10%	7.58%
S&P SmallCap 600® Index††	17.95%	15.93%	9.15%	8.80%

Institutional Class	6-Month‡	1-Year	5-Year	Life of Class*
Average Annual Total Returns as of 3/31/24
No Sales Charges	13.73%	15.71%	11.87%	10.99%
Russell 2000® Index†	19.94%	19.71%	8.10%	9.58%
S&P SmallCap 600® Index††	17.95%	15.93%	9.15%	10.25%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower

DWS Small Cap Core Fund	|	3

or higher than the performance data quoted. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2024 are 1.19%, 1.98%, 0.83%, 0.94% and 0.90% for Class A, Class C, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended March 31

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.
The growth of $10,000 is cumulative.
Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
*	Class R6 and Institutional Class shares commenced operations on June 1, 2016.

4	|	DWS Small Cap Core Fund

†
Russell 2000® Index is an unmanaged, capitalization-weighted measure of approximately
2,000 of the smallest companies in the Russell 3000® Index. The Russell 3000® Index is
an unmanaged index that measures the performance of the 3,000 largest
U.S. companies based on total market capitalization, which represents approximately
98% of the investable U.S. equity market.

††
S&P SmallCap 600 Index seeks to measure the small-cap segment of the U.S. equity market. The index is designed to track companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.
The Advisor believes the additional S&P SmallCap 600 Index, added on February 1, 2021, aligns with the Fund’s investment strategy and provides an additional reference to better explain the Fund’s performance.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class R6	Class S	Institutional Class
Net Asset Value
3/31/24	$45.89	$36.37	$48.29	$48.28	$48.25
9/30/23	$40.59	$32.16	$42.79	$42.76	$42.74
Distribution Information as of 3/31/24
Income Dividends, Six Months	$.19	$—	$.37	$.32	$.34

DWS Small Cap Core Fund	|	5

Portfolio Management Team
Michael A. Sesser, CFA, Senior Portfolio Manager Equity
Portfolio Manager of the Fund. Began managing the Fund in 2013.
—Joined DWS in 2009.
—Portfolio Manager and Equity Research Analyst: New York.
—Previously, Business Intelligence Analyst, Corporate Executive Board (now owned by Gartner) from 2005–2007; Research Associate, Compass Lexecon (now owned by FTI Consulting) from 2003–2005.
—BA in Ethics, Politics & Economics, Yale University; MBA (with distinction), Stephen M. Ross School of Business, University of Michigan.
Pankaj Bhatnagar, PhD, Head of Investment Strategy Equity
Portfolio Manager of the Fund. Began managing the Fund in 2018.
—Joined DWS in 2000 with seven years of industry experience; previously, served in Quantitative Strategy roles at Nomura Securities, Credit Suisse and Salomon Brothers.
—Head of Core Equity and Head of Systematic and Quantitative Management: Americas.
—Degree in Civil Engineering, Indian Institute of Technology; MBA, Kent State University; PhD in Finance, University of North Carolina at Chapel Hill.

6	|	DWS Small Cap Core Fund

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	3/31/24	9/30/23
Common Stocks	91%	89%
Cash Equivalents	9%	9%
Put Options Purchased	0%	2%
Other Investments	0%	0%
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Options Purchased, Securities Lending Collateral and Cash Equivalents)	3/31/24	9/30/23
Industrials	20%	18%
Health Care	15%	16%
Financials	14%	14%
Energy	9%	11%
Consumer Discretionary	8%	8%
Information Technology	8%	5%
Consumer Staples	6%	5%
Real Estate	5%	5%
Communication Services	5%	4%
Utilities	5%	6%
Materials	5%	8%
	100%	100%

DWS Small Cap Core Fund	|	7

Ten Largest Equity Holdings at March 31, 2024 (22.9% of Net Assets)
1Stride, Inc.	3.3%
Provider of technology-based education
2Builders FirstSource, Inc.	2.9%
Manufacturer and distributor of building products to professional homebuilders
3The Bancorp, Inc.	2.4%
Provider of banking and financial services
4Kyndryl Holdings, Inc.	2.4%
Provider of applications, data, AI, cloud, core enterprice, digital workplace, security, and other related services
5Sprouts Farmers Market, Inc.	2.4%
Operator of a chain of retail grocery stores
6Rush Enterprises, Inc.	2.3%
Retailer of new and used heavy-duty trucks and buses and provider of maintenance, leasing and financing services
7Cantaloupe, Inc.	2.0%
Provider of cloud and mobile solutions for vending, micro markets, and office coffee service
8Chart Industries, Inc.	1.8%
Manufacturer of engineered cryogenic equipment
9Installed Building Products, Inc.	1.7%
Provider of complementary building products, including garage doors, rain gutters, shower doors, closet shelving and mirrors
10Ligand Pharmaceuticals, Inc.	1.7%
Developer of drugs to regulate hormone activated receptors
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 45 for contact information.

8	|	DWS Small Cap Core Fund

Investment Portfolioas of March 31, 2024 (Unaudited)

	Shares	Value ($)
Common Stocks 91.5%
Communication Services 4.6%
Diversified Telecommunication Services 1.9%
IDT Corp. “B”	275,000	10,397,750
Iridium Communications, Inc.	150,000	3,924,000
Liberty Latin America Ltd. “C” *	200,000	1,398,000
		15,719,750
Interactive Media & Services 1.5%
Match Group, Inc.*	200,000	7,256,000
Ziff Davis, Inc.*	80,000	5,043,200
		12,299,200
Media 1.2%
Thryv Holdings, Inc.*	425,000	9,447,750
Consumer Discretionary 7.4%
Automobile Components 0.3%
Linamar Corp.	50,000	2,657,709
Diversified Consumer Services 3.3%
Stride, Inc.*	425,000	26,796,250
Hotels, Restaurants & Leisure 0.7%
International Game Technology PLC	250,000	5,647,500
Household Durables 2.4%
Installed Building Products, Inc.	55,000	14,230,150
LGI Homes, Inc.*	20,000	2,327,400
Meritage Homes Corp.	16,340	2,867,017
		19,424,567
Specialty Retail 0.7%
Camping World Holdings, Inc. “A”	210,000	5,848,500
Consumer Staples 5.1%
Consumer Staples Distribution & Retail 2.6%
Sprouts Farmers Market, Inc.*	300,000	19,344,000
The Andersons, Inc.	30,000	1,721,100
		21,065,100
Food Products 1.4%
Cal-Maine Foods, Inc.	75,000	4,413,750
Post Holdings, Inc.*	70,000	7,439,600
		11,853,350
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Core Fund	|	9

	Shares	Value ($)
Tobacco 1.1%
Vector Group Ltd.	800,000	8,768,000
Energy 8.1%
Energy Equipment & Services 1.2%
Liberty Energy, Inc.	300,000	6,216,000
Noble Corp. PLC	75,000	3,636,750
		9,852,750
Oil, Gas & Consumable Fuels 6.9%
Antero Resources Corp.*	250,000	7,250,000
California Resources Corp.	150,000	8,265,000
Civitas Resources, Inc.	75,000	5,693,250
Crescent Energy Co. “A”	750,000	8,925,000
Kosmos Energy Ltd.*	500,000	2,980,000
Northern Oil and Gas, Inc.	100,000	3,968,000
PBF Energy, Inc. “A”	200,000	11,514,000
Peabody Energy Corp.	325,000	7,884,500
		56,479,750
Financials 13.3%
Banks 6.3%
Cadence Bank	172,500	5,002,500
First BanCorp.	475,000	8,331,500
Hancock Whitney Corp.	50,000	2,302,000
OFG Bancorp.	340,000	12,515,400
The Bancorp, Inc.*	600,000	20,076,000
UMB Financial Corp.	35,000	3,044,650
		51,272,050
Capital Markets 0.4%
Moelis & Co. “A”	50,000	2,838,500
Financial Services 5.2%
Cantaloupe, Inc.*	2,490,306	16,012,668
Essent Group Ltd.	220,000	13,092,200
EVERTEC, Inc.	155,068	6,187,213
Walker & Dunlop, Inc.	75,000	7,579,500
		42,871,581
Insurance 1.4%
Selective Insurance Group, Inc.	105,000	11,462,850
The accompanying notes are an integral part of the financial statements.

10	|	DWS Small Cap Core Fund

	Shares	Value ($)
Health Care 13.8%
Biotechnology 0.4%
BioAtla, Inc.*	670,000	2,304,800
Travere Therapeutics, Inc.*	130,000	1,002,300
		3,307,100
Health Care Equipment & Supplies 1.3%
Beyond Air, Inc.* (a)	400,000	696,000
Lantheus Holdings, Inc.*	145,000	9,024,800
OraSure Technologies, Inc.*	150,000	922,500
		10,643,300
Health Care Providers & Services 7.2%
AMN Healthcare Services, Inc.*	50,000	3,125,500
Brookdale Senior Living, Inc.*	1,000,000	6,610,000
Cross Country Healthcare, Inc.*	600,000	11,232,000
ModivCare, Inc.*	75,000	1,758,750
Molina Healthcare, Inc.*	18,000	7,394,940
Option Care Health, Inc.*	225,000	7,546,500
Owens & Minor, Inc.*	225,000	6,234,750
RadNet, Inc.*	250,000	12,165,000
Talkspace, Inc.*	800,000	2,856,000
		58,923,440
Life Sciences Tools & Services 1.0%
Azenta, Inc.*	100,000	6,028,000
OmniAb, Inc.*	425,000	2,303,500
		8,331,500
Pharmaceuticals 3.9%
Avadel Pharmaceuticals PLC (ADR)* (a)	425,000	7,178,250
Axsome Therapeutics, Inc.* (a)	60,000	4,788,000
Ligand Pharmaceuticals, Inc.*	190,000	13,889,000
Pacira BioSciences, Inc.*	150,000	4,383,000
Verrica Pharmaceuticals, Inc.* (a)	174,700	1,034,224
		31,272,474
Industrials 18.6%
Aerospace & Defense 0.6%
Ducommun, Inc.*	95,000	4,873,500
Building Products 5.3%
AZEK Co., Inc.*	200,000	10,044,000
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Core Fund	|	11

	Shares	Value ($)
Builders FirstSource, Inc.*	115,000	23,983,250
Janus International Group, Inc.*	600,000	9,078,000
		43,105,250
Commercial Services & Supplies 1.2%
The Brink’s Co.	39,000	3,602,820
The GEO Group, Inc.*	470,264	6,640,128
		10,242,948
Electrical Equipment 1.7%
Allient, Inc.	25,000	892,000
Atkore, Inc.	50,000	9,518,000
Thermon Group Holdings, Inc.*	100,000	3,272,000
		13,682,000
Machinery 1.8%
Chart Industries, Inc.*	90,000	14,824,800
Professional Services 3.1%
Alight, Inc. “A” *	700,000	6,895,000
CBIZ, Inc.*	100,000	7,850,000
Mistras Group, Inc.*	156,100	1,492,316
Planet Labs PBC*	700,000	1,785,000
Science Applications International Corp.	55,000	7,171,450
		25,193,766
Trading Companies & Distributors 4.9%
GMS, Inc.*	57,390	5,586,342
H&E Equipment Services, Inc.	125,000	8,022,500
Rush Enterprises, Inc. “A”	350,000	18,732,000
Titan Machinery, Inc.*	300,000	7,443,000
		39,783,842
Information Technology 7.2%
Communications Equipment 0.7%
Calix, Inc.*	175,000	5,803,000
Electronic Equipment, Instruments & Components 0.8%
ePlus, Inc.*	85,000	6,675,900
IT Services 2.4%
Kyndryl Holdings, Inc.*	900,000	19,584,000
Semiconductors & Semiconductor Equipment 1.2%
Kulicke & Soffa Industries, Inc.	150,000	7,546,500
NVE Corp.	21,229	1,914,431
		9,460,931
The accompanying notes are an integral part of the financial statements.

12	|	DWS Small Cap Core Fund

	Shares	Value ($)
Software 2.1%
Agilysys, Inc.*	115,000	9,689,900
Box, Inc. “A” *	275,000	7,788,000
		17,477,900
Materials 4.3%
Chemicals 0.3%
Huntsman Corp.	100,000	2,603,000
Metals & Mining 4.0%
Alpha Metallurgical Resources, Inc.	40,000	13,246,800
Arch Resources, Inc.	56,157	9,029,484
Cleveland-Cliffs, Inc.*	450,000	10,233,000
		32,509,284
Real Estate 4.8%
Residential REITs 0.6%
Veris Residential, Inc.	343,847	5,229,913
Retail REITs 2.1%
Agree Realty Corp.	175,000	9,996,000
Phillips Edison & Co., Inc.	200,000	7,174,000
		17,170,000
Specialized REITs 2.1%
Farmland Partners, Inc. (a)	702,500	7,797,750
Four Corners Property Trust, Inc.	290,000	7,096,300
PotlatchDeltic Corp.	46,000	2,162,920
		17,056,970
Utilities 4.3%
Electric Utilities 3.6%
IDACORP, Inc.	100,000	9,289,000
PNM Resources, Inc.	350,000	13,174,000
Portland General Electric Co.	175,000	7,350,000
		29,813,000
Water Utilities 0.7%
American States Water Co.	80,000	5,779,200
Total Common Stocks (Cost $547,017,775)		747,652,175
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Core Fund	|	13

	Shares	Value ($)
Other Investments 0.0%
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
ION Geophysical Corp. Escrow * (b)	1,133,000	38,273
Health Care 0.0%
Life Sciences Tools & Services 0.0%
OmniAb, Inc. $12.50 Earnout* (b) (c)	7,584	0
OmniAb, Inc. $15.00 Earnout* (b) (c)	7,584	0
		0
Total Other Investments (Cost $790,642)		38,273

	Contracts/ Notional Amount	Value ($)
Put Options Purchased 0.2%
Exchange-Traded Options
iShares Russell 2000 ETF, Expiration Date 6/21/2024, Strike Price $180.0	4,500 450,000	387,000
iShares Russell 2000 ETF, Expiration Date 6/20/2025, Strike Price $180.0	1,800 180,000	1,099,800
Total Put Options Purchased (Cost $5,753,788)		1,486,800

	Shares	Value ($)
Securities Lending Collateral 1.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 5.26% (d) (e) (Cost $12,349,425)	12,349,425	12,349,425
Cash Equivalents 8.5%
DWS Central Cash Management Government Fund, 5.36% (d) (Cost $69,314,559)	69,314,559	69,314,559

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $635,226,189)	101.7	830,841,232
Other Assets and Liabilities, Net	(1.7)	(13,802,172)
Net Assets	100.0	817,039,060
The accompanying notes are an integral part of the financial statements.

14	|	DWS Small Cap Core Fund

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2024 are as follows:
Value ($) at 9/30/2023	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 3/31/2024	Value ($) at 3/31/2024
Securities Lending Collateral 1.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 5.26% (d) (e)
12,787,794	—	438,369 (f)	—	—	30,582	—	12,349,425	12,349,425
Cash Equivalents 8.5%
DWS Central Cash Management Government Fund, 5.36% (d)
54,207,635	177,599,198	162,492,274	—	—	1,821,897	—	69,314,559	69,314,559
66,995,429	177,599,198	162,930,643	—	—	1,852,479	—	81,663,984	81,663,984

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at March 31, 2024 amounted to $12,035,679, which is 1.5% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)
Earnout Shares: Will vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of OmniAb Inc. Earnout Shares are not transferrable until the vesting condition for the applicable tranche of Earnout Shares has been achieved.

(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2024.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Core Fund	|	15

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$747,652,175	$—	$—	$747,652,175
Other Investments (a)	—	—	38,273	38,273
Put Options Purchased	1,486,800	—	—	1,486,800
Short-Term Investments (a)	81,663,984	—	—	81,663,984
Total	$830,802,959	$—	$38,273	$830,841,232

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

16	|	DWS Small Cap Core Fund

Statement of Assets and Liabilities
as of March 31, 2024 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $553,562,205) — including $12,035,679 of securities loaned	$749,177,248
Investment in DWS Government & Agency Securities Portfolio (cost $12,349,425)*	12,349,425
Investment in DWS Central Cash Management Government Fund (cost $69,314,559)	69,314,559
Cash	223,732
Foreign currency, at value (cost $27,894)	27,826
Receivable for investments sold	5,851,728
Receivable for Fund shares sold	2,039,789
Dividends receivable	662,868
Affiliated securities lending income receivable	10,246
Other assets	67,003
Total assets	839,724,424
Liabilities
Payable upon return of securities loaned	12,349,425
Payable for investments purchased	8,856,076
Payable for Fund shares redeemed	691,732
Accrued management fee	422,491
Accrued Trustees' fees	2,166
Other accrued expenses and payables	363,474
Total liabilities	22,685,364
Net assets, at value	$817,039,060
Net Assets Consist of
Distributable earnings (loss)	223,324,625
Paid-in capital	593,714,435
Net assets, at value	$817,039,060
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Core Fund	|	17

Statement of Assets and Liabilities as of March 31, 2024 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($199,439,838 ÷ 4,346,463 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$45.89
Maximum offering price per share (100 ÷ 94.25 of $45.89)	$48.69
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($8,686,082 ÷ 238,802 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$36.37
Class R6
Net Asset Value, offering and redemption price per share ($3,346,722 ÷ 69,302 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$48.29
Class S
Net Asset Value, offering and redemption price per share ($145,105,428 ÷ 3,005,636 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$48.28
Institutional Class
Net Asset Value, offering and redemption price per share ($460,460,990 ÷ 9,542,601 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$48.25
The accompanying notes are an integral part of the financial statements.

18	|	DWS Small Cap Core Fund

Statement of Operations
for the six months ended March 31, 2024 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $32,812)	$4,066,964
Income distributions — DWS Central Cash Management Government Fund	1,821,897
Affiliated securities lending income	30,582
Total income	5,919,443
Expenses:
Management fee	2,165,656
Administration fee	333,689
Services to shareholders	393,518
Distribution and service fees	255,260
Custodian fee	1,194
Professional fees	35,592
Reports to shareholders	46,566
Registration fees	49,143
Trustees' fees and expenses	13,498
Other	28,823
Total expenses	3,322,939
Net investment income	2,596,504
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	27,716,834
Foreign currency	76
27,716,910
Change in net unrealized appreciation (depreciation) on:
Investments	58,658,647
Foreign currency	94
58,658,741
Net gain (loss)	86,375,651
Net increase (decrease) in net assets resulting from operations	$88,972,155
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Core Fund	|	19

Statements of Changes in Net Assets
	Six Months Ended March 31, 2024	Year Ended September 30,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$2,596,504	$4,655,079
Net realized gain (loss)	27,716,910	(1,655,653)
Change in net unrealized appreciation (depreciation)	58,658,741	31,804,434
Net increase (decrease) in net assets resulting from operations	88,972,155	34,803,860
Distributions to shareholders:
Class A	(831,903)	(1,595,911)
Class C	—	(51,861)
Class R6	(23,887)	(13,270)
Class S	(958,586)	(1,272,293)
Institutional Class	(2,563,679)	(1,863,953)
Total distributions	(4,378,055)	(4,797,288)
Fund share transactions:
Proceeds from shares sold	261,301,906	293,738,942
Reinvestment of distributions	4,306,346	4,650,154
Payments for shares redeemed	(138,901,404)	(141,583,411)
Net increase (decrease) in net assets from Fund share transactions	126,706,848	156,805,685
Increase (decrease) in net assets	211,300,948	186,812,257
Net assets at beginning of period	605,738,112	418,925,855
Net assets at end of period	$817,039,060	$605,738,112

The accompanying notes are an integral part of the financial statements.

20	|	DWS Small Cap Core Fund

Financial Highlights
DWS Small Cap Core Fund — Class A
	Six Months Ended 3/31/24	Years Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$40.59	$38.00	$44.14	$25.78	$26.52	$33.12
Income (loss) from investment operations:
Net investment income (loss)[a]	.11	.27	(.03)	(.07)	.05	.01
Net realized and unrealized gain (loss)	5.38	2.65	(5.30)	18.48	(.78)	(5.16)
Total from investment operations	5.49	2.92	(5.33)	18.41	(.73)	(5.15)
Less distributions from:
Net investment income	(.19)	(.02)	—	(.05)	—	(.05)
Net realized gains	—	(.31)	(.81)	—	(.01)	(1.40)
Total distributions	(.19)	(.33)	(.81)	(.05)	(.01)	(1.45)
Net asset value, end of period	$45.89	$40.59	$38.00	$44.14	$25.78	$26.52
Total Return (%)[b]	13.55 *	7.73	(12.32)	71.48 [c]	(2.77)[c]	(15.38)[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	199	181	184	232	146	177
Ratio of expenses before expense reductions (%)	1.17 **	1.19	1.20	1.19	1.27	1.26
Ratio of expenses after expense reductions (%)	1.17 **	1.19	1.20	1.15	1.09	1.09
Ratio of net investment income (loss) (%)	.53 **	.66	(.06)	(.19)	.21	.02
Portfolio turnover rate (%)	12 *	12	31	32	15	21

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Core Fund	|	21

DWS Small Cap Core Fund — Class C
	Six Months Ended 3/31/24	Years Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$32.16	$30.39	$35.73	$21.00	$21.77	$27.64
Income (loss) from investment operations:
Net investment income (loss)[a]	(.04)	(.04)	(.28)	(.30)	(.11)	(.17)
Net realized and unrealized gain (loss)	4.25	2.12	(4.25)	15.03	(.65)	(4.30)
Total from investment operations	4.21	2.08	(4.53)	14.73	(.76)	(4.47)
Less distributions from:
Net realized gains	—	(.31)	(.81)	—	(.01)	(1.40)
Net asset value, end of period	$36.37	$32.16	$30.39	$35.73	$21.00	$21.77
Total Return (%)[b]	13.09 *	6.88	(13.00)	70.14 [c]	(3.52)[c]	(16.01)[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	9	5	5	6	6	11
Ratio of expenses before expense reductions (%)	1.95 **	1.98	1.97	1.98	2.05	2.01
Ratio of expenses after expense reductions (%)	1.95 **	1.98	1.97	1.93	1.84	1.84
Ratio of net investment income (loss) (%)	(.21 )**	(.13)	(.83)	(.97)	(.55)	(.74)
Portfolio turnover rate (%)	12 *	12	31	32	15	21

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

22	|	DWS Small Cap Core Fund

DWS Small Cap Core Fund — Class R6
	Six Months Ended 3/31/24	Years Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$42.79	$40.04	$46.31	$27.05	$27.81	$34.64
Income (loss) from investment operations:
Net investment income[a]	.20	.47	.14	.06	.13	.07
Net realized and unrealized gain (loss)	5.67	2.76	(5.60)	19.36	(.81)	(5.36)
Total from investment operations	5.87	3.23	(5.46)	19.42	(.68)	(5.29)
Less distributions from:
Net investment income	(.37)	(.17)	—	(.16)	(.07)	(.14)
Net realized gains	—	(.31)	(.81)	—	(.01)	(1.40)
Total distributions	(.37)	(.48)	(.81)	(.16)	(.08)	(1.54)
Net asset value, end of period	$48.29	$42.79	$40.04	$46.31	$27.05	$27.81
Total Return (%)	13.77 *	8.11	(12.02)	71.98 [b]	(2.48)[b]	(15.12)[b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	3,347	2,733	715	417	233	138
Ratio of expenses before expense reductions (%)	.80 **	.83	.86	.87	.95	.85
Ratio of expenses after expense reductions (%)	.80 **	.83	.86	.83	.79	.79
Ratio of net investment income (%)	.90 **	1.10	.31	.15	.50	.24
Portfolio turnover rate (%)	12 *	12	31	32	15	21

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Core Fund	|	23

DWS Small Cap Core Fund — Class S
	Six Months Ended 3/31/24	Years Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$42.76	$40.02	$46.32	$27.05	$27.81	$34.64
Income (loss) from investment operations:
Net investment income[a]	.18	.39	.09	.02	.11	.06
Net realized and unrealized gain (loss)	5.66	2.79	(5.58)	19.37	(.82)	(5.38)
Total from investment operations	5.84	3.18	(5.49)	19.39	(.71)	(5.32)
Less distributions from:
Net investment income	(.32)	(.13)	—	(.12)	(.04)	(.11)
Net realized gains	—	(.31)	(.81)	—	(.01)	(1.40)
Total distributions	(.32)	(.44)	(.81)	(.12)	(.05)	(1.51)
Net asset value, end of period	$48.28	$42.76	$40.02	$46.32	$27.05	$27.81
Total Return (%)	13.68 *	8.00	(12.09)	71.84 [b]	(2.57)[b]	(15.21)[b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	145	124	115	117	72	105
Ratio of expenses before expense reductions (%)	.91 **	.94	.94	.95	1.01	1.02
Ratio of expenses after expense reductions (%)	.91 **	.94	.94	.92	.89	.89
Ratio of net investment income (%)	.80 **	.92	.21	.04	.40	.21
Portfolio turnover rate (%)	12 *	12	31	32	15	21

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

24	|	DWS Small Cap Core Fund

DWS Small Cap Core Fund — Institutional Class
	Six Months Ended 3/31/24	Years Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$42.74	$40.00	$46.28	$27.04	$27.79	$34.62
Income (loss) from investment operations:
Net investment income[a]	.20	.42	.11	.02	.13	.07
Net realized and unrealized gain (loss)	5.65	2.78	(5.58)	19.36	(.81)	(5.38)
Total from investment operations	5.85	3.20	(5.47)	19.38	(.68)	(5.31)
Less distributions from:
Net investment income	(.34)	(.15)	—	(.14)	(.06)	(.12)
Net realized gains	—	(.31)	(.81)	—	(.01)	(1.40)
Total distributions	(.34)	(.46)	(.81)	(.14)	(.07)	(1.52)
Net asset value, end of period	$48.25	$42.74	$40.00	$46.28	$27.04	$27.79
Total Return (%)	13.73 *	8.04	(12.07)	71.88 [b]	(2.49)[b]	(15.15)[b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	460	293	114	75	23	29
Ratio of expenses before expense reductions (%)	.86 **	.90	.91	.93	.96	.99
Ratio of expenses after expense reductions (%)	.86 **	.90	.91	.91	.84	.84
Ratio of net investment income (%)	.87 **	.99	.25	.04	.48	.26
Portfolio turnover rate (%)	12 *	12	31	32	15	21

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Core Fund	|	25

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Small Cap Core Fund (the “Fund” ) is a diversified series of Deutsche DWS Investment Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

26	|	DWS Small Cap Core Fund

The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.
Exchange-traded options are valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid or asked price are available. Exchange-traded options are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the

DWS Small Cap Core Fund	|	27

appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended March 31, 2024, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.11% annualized effective rate as of March 31, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of March 31, 2024, the Fund had securities on loan, which were classified as common stocks in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period

28	|	DWS Small Cap Core Fund

end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At September 30, 2023, the Fund had net tax basis capital loss carryforwards of approximately $1,745,000 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
At March 31, 2024, the aggregate cost of investments for federal income tax purposes was $635,657,785. The net unrealized appreciation for all investments based on tax cost was $195,183,447. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $222,130,978 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $26,947,531.
The Fund has reviewed the tax positions for the open tax years as of September 30, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, interest income on defaulted securities and the realized tax character on distributions from certain securities. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.

DWS Small Cap Core Fund	|	29

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT” ) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Derivative Instruments
An option contract is a contract in which the writer (seller) of the option grants the buyer of the option, upon payment of a premium, the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if exercised. For the period ended March 31, 2024, the Fund entered into options contracts in order to manage the risk of stock market volatility.
If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet

30	|	DWS Small Cap Core Fund

the terms of their contracts. The Fund’s maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund’s ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.
A summary of open purchased option contracts as of March 31, 2024 is included in the Fund’s Investment Portfolio. For the six months ended March 31, 2024, the investment in purchased options contracts had a total value generally indicative of a range from approximately $1,487,000 to $13,347,000.
The following table summarizes the value of the Fund’s derivative instruments held as of March 31, 2024 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Purchased Options
Equity Contracts (a)	$1,486,800
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Investments in securities at value (includes purchased options)
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended March 31, 2024 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Purchased Options
Equity Contracts (a)	$(7,385,349)
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from investments (includes purchased options)

Change in Net Unrealized Appreciation (Depreciation)	Purchased Options
Equity Contracts (a)	$(2,049,971)
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on investments (includes purchased options)

DWS Small Cap Core Fund	|	31

C.
Purchases and Sales of Securities
During the six months ended March 31, 2024, purchases and sales of investment securities (excluding short-term investments) aggregated $187,462,703 and $73,310,061, respectively.
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund’s average daily net assets	.650%
Next $250 million of such net assets	.620%
Next $500 million of such net assets	.615%
Next $4 billion of such net assets	.565%
Next $2.5 billion of such net assets	.550%
Next $2.5 billion of such net assets	.540%
Next $2.5 billion of such net assets	.530%
Over $12.5 billion of such net assets	.520%
Accordingly, for the six months ended March 31, 2024, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.63% of the Fund’s average daily net assets.
For the period from October 1, 2023 through September 30, 2024, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses

32	|	DWS Small Cap Core Fund

such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.25%
Class C	2.00%
Class R6	1.00%
Class S	1.05%
Institutional Class	1.00%
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2024, the Administration Fee was $333,689, of which $65,301 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended March 31, 2024, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at March 31, 2024
Class A	$38,695	$13,429
Class C	1,235	461
Class R6	262	53
Class S	33,259	11,657
Institutional Class	731	230
	$74,182	$25,830
In addition, for the six months ended March 31, 2024, the amounts charged to the Fund for recordkeeping and other administrative services

DWS Small Cap Core Fund	|	33

provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$99,619
Class C	4,138
Class S	50,533
Institutional Class	140,843
$295,133
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended March 31, 2024, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at March 31, 2024
Class C	$23,868	$4,856
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended March 31, 2024, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at March 31, 2024	Annualized Rate
Class A	$223,647	$80,627.24%
Class C	7,745	3,707.24%
	$231,392	$84,334
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended March 31, 2024 aggregated $12,648.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended March 31, 2024, the

34	|	DWS Small Cap Core Fund

CDSC for Class C shares aggregated $317. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended March 31, 2024, DDI received $1,000 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended March 31, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $712, of which $170 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at March 31, 2024.

DWS Small Cap Core Fund	|	35

F.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	188,922	$8,185,311	281,538	$11,383,385
Class C	90,132	3,130,969	51,576	1,653,963
Class R6	32,976	1,513,173	69,869	2,994,506
Class S	646,173	29,338,337	523,023	22,349,519
Institutional Class	4,825,581	219,134,116	6,018,832	255,357,569
		$261,301,906		$293,738,942
Shares issued to shareholders in reinvestment of distributions
Class A	18,025	$796,995	39,102	$1,534,754
Class C	—	—	1,657	51,861
Class R6	514	23,887	321	13,270
Class S	19,944	927,015	28,938	1,194,254
Institutional Class	55,068	2,558,449	45,005	1,856,015
		$4,306,346		$4,650,154
Shares redeemed
Class A	(321,424)	$(13,588,007)	(699,307)	$(28,286,353)
Class C	(15,241)	(519,909)	(58,784)	(1,898,172)
Class R6	(28,059)	(1,303,764)	(24,181)	(1,037,582)
Class S	(560,741)	(25,894,481)	(518,673)	(22,011,548)
Institutional Class	(2,185,083)	(97,595,243)	(2,077,967)	(88,349,756)
		$(138,901,404)		$(141,583,411)
Net increase (decrease)
Class A	(114,477)	$(4,605,701)	(378,667)	$(15,368,214)
Class C	74,891	2,611,060	(5,551)	(192,348)
Class R6	5,431	233,296	46,009	1,970,194
Class S	105,376	4,370,871	33,288	1,532,225
Institutional Class	2,695,566	124,097,322	3,985,870	168,863,828
		$126,706,848		$156,805,685

36	|	DWS Small Cap Core Fund

Other Information (Unaudited)
Regulatory Update — Tailored Shareholder Report
Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF” ) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging”  shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Fund’s current shareholder reports, including the Fund’s investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index”  that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Fund’s current shareholder reports.

DWS Small Cap Core Fund	|	37

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2023 to March 31, 2024).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

38	|	DWS Small Cap Core Fund

Expenses and Value of a $1,000 Investment
for the six months ended March 31, 2024 (Unaudited)

Actual Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/23	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/24	$1,135.50	$1,131.20	$1,137.70	$1,136.80	$1,137.30
Expenses Paid per $1,000*	$6.25	$10.39	$4.28	$4.86	$4.60
Hypothetical 5% Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/23	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/24	$1,019.15	$1,015.25	$1,021.00	$1,020.45	$1,020.70
Expenses Paid per $1,000*	$5.91	$9.82	$4.04	$4.60	$4.34

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class C	Class R6	Class S	Institutional Class
DWS Small Cap Core Fund	1.17%	1.95%	.80%	.91%	.86%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

DWS Small Cap Core Fund	|	39

Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule” ) under the Investment Company Act of 1940 (the “1940 Act” ), your Fund has adopted a liquidity risk management program (the “Program” ), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA” ) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee” ) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2024, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report” ) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2022 through November 30, 2023 (the “Reporting Period” ). During the Reporting Period, your Fund was invested mainly in highly liquid investments (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum”  as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.

40	|	DWS Small Cap Core Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Small Cap Core Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries

DWS Small Cap Core Fund	|	41

throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three-and five-year periods ended December 31, 2022, the Fund’s performance (Class A shares) was in the 1st quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-, three- and five-year periods ended December 31, 2022.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds

42	|	DWS Small Cap Core Fund

(1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be equal to the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2022, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall

DWS Small Cap Core Fund	|	43

profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

44	|	DWS Small Cap Core Fund

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —
dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site
— sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at
(800) 728-3337.

Portfolio Holdings
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com and is available free of charge by contacting your financial intermediary or, if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time.
Please see the Fund’s current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS Small Cap Core Fund	|	45

Investment Management
DWS Investment Management Americas, Inc. (“DIMA”  or the
“Advisor” ), which is part of the DWS Group GmbH & Co. KGaA
(“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing
mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	SZCAX	SZCCX	SSLCX	SZCIX
CUSIP Number	25157M 778	25157M 794	25157M 810	25157M 521
Fund Number	439	739	2339	1439

For shareholders of Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337
24-hour access to your retirement plan account.
Web Site	dws.com
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.
For More Information	(800) 728-3337
To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

Class R6
Nasdaq Symbol	SZCRX
CUSIP Number	25157M 539
Fund Number	1639

46	|	DWS Small Cap Core Fund

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
DSCCF-3
(R-027149-13 5/24)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Core Fund, a series of Deutsche DWS Investment Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive

Date:	5/30/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive

Date:	5/30/2024

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	5/30/2024